Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Prospectus Date	rr_ProspectusDate	Jan. 04, 2019
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2019